Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
		As of December 31,
		2023	2022
Prepaid expenses		$3,461	$211,365
Advance to supplier		505,763	2,820,551
Loans to third parties	(1)	57,747	2,873,818
Receivable from redemption on short-term investment	(2)	2,371,942	-
Prepayment for investment		971,845	1,206,099
Other receivables		229,918	401,936
Interest receivable		364,833	365,478
Prepaid value added tax (“VAT”) and income tax	(3)	1,972,748	4,468,404
Deposits for operating lease		31,222	36,574
Subtotal		6,509,479	12,384,225
Less: allowance for prepaid expenses and other current assets		(546,526)	(143,583)
Total		$5,962,953	$12,240,642
(1)	On March 10, 2021, the Company signed a loan contract with a third party, Waichun Logistics Technology Limited (“Waichun”), to lend $825,000, with annual interest rate of 8%, and would be due on May 10, 2022. The Company renewed the contract with Waichun on May 10, 2022 to extend the loan period to December 31, 2023; In addition, the Company signed a loan contract on March 8, 2021 and renewed it on March 6, 2022 with Waichun to lend $2,000,000 with annual interest rate of 8%, which would be due on December 31, 2023. As of December 31, 2023, Waichun did not repay $2,825,000 to the Company. The Company assessed the collectivity of the loan and determined that it was more likely than not that the Company would not be able to recover the loan. The Company had written off the $2,825,000 loans made to Waichun for the year ended December 31, 2023.
(2)	In February 2021, the Company entered into an investment agreement with Viner Total investment Fund (the “Fund”) to invest in the Fund with the total investment consideration of $8,000,000. On August 2, 2023, the Company redeemed the Fund with a redemption value of $3,282,770, of which $2,371,942 had not been received as of December 31, 2023. By the date of issuance of the consolidated financial statements, the Company has received $2,043,666 in the year 2024.
(3)	The amount of VAT payable is determined by applying the applicable tax rate to the invoiced amount of services provided (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). The Company’s input VAT exceeded output VAT as the Company purchased plant, property and equipment for manufacturing graphite anode materials as of December 31, 2023 and 2022.